Fair Value Measurement - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value on Recurring Basis [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets Fair Value Disclosure
Assets Fair Value Disclosure		$ 91,095	$ 189,332
Money Market Funds [Member] | Cash Equivalents [Member]
Assets Fair Value Disclosure
Assets Fair Value Disclosure		91,095	189,332
Level 1 [Member]
Assets Fair Value Disclosure
Assets Fair Value Disclosure	$ 104,541	91,095	189,332
Level 1 [Member] | Money Market Funds [Member] | Cash Equivalents [Member]
Assets Fair Value Disclosure
Assets Fair Value Disclosure	$ 104,541	$ 91,095	$ 189,332